S000010514 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
MSCI ACWI (net) Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.49%	10.06%	9.23%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	[1]	13.82%	8.69%	7.98%
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[1]	12.36%	7.31%	6.63%
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[1]	9.20%	6.62%	6.05%
Class C
Prospectus [Line Items]
Average Annual Return, Percent		16.94%	8.80%	7.64%
Advisor Class
Prospectus [Line Items]
Average Annual Return, Percent		19.07%	9.90%	8.72%

[1]	After-tax returns: – Are shown for Class A shares only and will vary for the other Classes of shares because these Classes have different expense ratios; – Are estimates based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor’s tax situation and are likely to differ from those shown; and – Are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.